    As filed with the Securities and Exchange Commission on April 13, 2006

                          Registration No. 333-85284
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-6
                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 7

                               -----------------

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 17

                               -----------------

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A
                          (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                              (Name of Depositor)

                             197 Clarendon Street
                               Boston, MA 02117
             (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: 617-572-6000

                            JAMES C. HOODLET, ESQ.
                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                        U.S. PROTECTION-LAW DEPARTMENT
                       JOHN HANCOCK PLACE, BOSTON 02117
               (Name and complete address of agent for service)

                               -----------------

                                   Copy to:
                           THOMAS C. LAUERMAN, Esq.
                                JORDEN BURT LLP
                      1025 THOMAS JEFFERSON STREET, N.W.
                                SUITE 400 EAST
                          Washington, D.C. 20007-5208

                               -----------------

It is proposed that this filing become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on May 1, 2005 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate check the following box

     [X] this post-effective amendment delays effectiveness for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of securities under the Securities Act of 1933.

Registrant's Prospectus, Statement of Additional Information and Part C are hereby incorporated by reference to PEA No. 6, (Accession Number
0001193125-06-034327), filed with the Commission on February 17, 2006.

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The sole purpose of this filing is to delay the effectiveness to Post-Effective
Amendment No. 6, filed on February 17, 2006.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, Registrant has caused this amendment to the registration statement to be signed on their behalf, in the City of Boston, Massachusetts, as of the 13/th/ day of April, 2006.

John Hancock Life Insurance Company (U.S.A.) Separate Account A
(Registrant)

John Hancock Life Insurance Company (U.S.A)

By: /s/ John D. DesPrez III
    -----------------------------------
    John D. DesPrez III
    Chairman

John Hancock Life Insurance Company (U.S.A)
(Depositor)

By: /s/ John D. DesPrez III
    -----------------------------------
    John D. DesPrez III
    Chairman

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 13/th/ day of April, 2006.

Signature                              Title
---------                              -----
/s/ Patrick Gill                       Senior Vice President and Controller
-------------------------------------
Patrick Gill

/s/ Marc Costantini                    Senior Vice President and Chief
-------------------------------------  Financial Officer
Marc Costantini

*                                      Director
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Alison Alden

*                                      Director
-------------------------------------
James Boyle

*                                      Director
-------------------------------------
Robert A. Cook

*                                      Director
-------------------------------------
John DesPrezIII

*                                      Director
-------------------------------------
John Ostler

*                                      Director
-------------------------------------
Rex Schlaybaugh, Jr.

*                                      Director
-------------------------------------
Diana Scott

*                                      Director
-------------------------------------
Warren Thomson

*/s/ James C. Hoodlet
-------------------------------------
JAMES C. HOODLET
Pursuant to Power of Attorney